UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund : FAYXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,339,496,312
Number of Holdings	159
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.8
8-30	2.0
31-60	5.6
61-90	0.9
91-180	4.7
>180	10.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Municipal Securities - 21.9
Tender Option Bond - 16.9
Commercial Paper - 4.4
Net Other Assets (Liabilities) - 16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915890.102    6960-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Premium Class : FSJXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,339,496,312
Number of Holdings	159
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.8
8-30	2.0
31-60	5.6
61-90	0.9
91-180	4.7
>180	10.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Municipal Securities - 21.9
Tender Option Bond - 16.9
Commercial Paper - 4.4
Net Other Assets (Liabilities) - 16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915889.102    423-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Institutional Class : FSKXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,339,496,312
Number of Holdings	159
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.8
8-30	2.0
31-60	5.6
61-90	0.9
91-180	4.7
>180	10.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 40.8
Municipal Securities - 21.9
Tender Option Bond - 16.9
Commercial Paper - 4.4
Net Other Assets (Liabilities) - 16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915888.102    1870-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Jersey Municipal Money Market Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 21.9%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 1.82% tender 1/15/2047 (b)(f)	300,000	300,000
New Jersey - 21.9%
New Jersey - 21.9%
Education - 2.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (e)	250,000	252,790
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (e)	100,000	101,044
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (e)	5,150,000	5,205,837
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2026	620,000	626,842
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (e)	2,200,000	2,223,093
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (e)	325,000	328,086
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(e)	25,000,000	25,000,799
		33,738,491
Escrowed/Pre-Refunded - 0.1%
New Jersey Health Care 5% tender 7/1/2045 (b)	1,630,000	1,632,710
New Jersey St Gen. Oblig. Series 2016, 5% 6/1/2032 (Pre-refunded to 6/1/2027 at 100)	125,000	127,872
		1,760,582
General Obligations - 19.1%
Bergen County Improvement Authority Gen. Oblig. RAN 4% 5/19/2027	240,000	242,809
Burlington CO NJ Brf Com Lease Rev RAN (Burlington Cnty N J Proj.) 4% 7/31/2026	1,855,000	1,858,902
Clifton NJ Gen. Oblig. BAN Series 2025 B, 3.75% 8/27/2026	10,449,000	10,474,235
County of Monmouth NJ Gen. Oblig. Series 2017, 5% 7/15/2026	300,000	300,771
County of Monmouth NJ Gen. Oblig. Series 2019, 5% 7/15/2026	250,000	250,643
County of Monmouth NJ Series 2019, 5% 7/15/2026	235,000	235,604
East Brunswick Twp N J Gen. Oblig. BAN Series 2025, 4% 7/14/2026	1,160,000	1,161,958
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	11,410,000	11,425,292
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2025, 4% 3/12/2027	16,125,000	16,336,285
Holmdel Twp NJ Gen. Oblig. BAN 3.5% 9/18/2026	8,885,000	8,908,254
Hopewell Township Mercer CO NJ Gen. Oblig. BAN Series 2025, 4% 9/21/2026	485,000	487,254
Hudson Cnty NJ Gen. Oblig. BAN Series 2026, 4% 2/24/2027	750,000	758,898
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 5% 10/1/2026	420,000	423,306
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. BAN Series 2026 A 1, 3.5% 3/1/2027	7,000,000	7,065,520
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. RAN Series 2026B 1, 4% 6/11/2027 (g)	12,250,517	12,414,796
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	13,646,517	13,655,266
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	7,000,000	7,001,821
Lyndhurst Twp NJ Gen. Oblig. BAN 3.5% 1/29/2027	21,394,000	21,565,962
Mercer Cnty NJ Gen. Oblig. BAN Series 2026A, 4% 3/29/2027	210,000	211,889
Middletown Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 12/8/2026	11,278,287	11,333,213
Monmouth Cnty NJ Impt Auth Rev 5% 7/15/2026 (County of Monmouth NJ Guaranteed)	635,000	636,632
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027	17,655,000	17,887,980
Morris Township NJ Gen. Oblig. BAN Series 2025, 3.75% 9/24/2026	11,557,000	11,603,575
Mount Laurel Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 12/14/2026	14,611,000	14,682,909
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 5% 6/15/2026	650,000	650,509
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2017 DDD, 5% 6/15/2026	345,000	345,316
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	2,275,000	2,296,894
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.25% 6/15/2026	1,355,000	1,355,161
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,150,000	2,151,612
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2026	255,000	256,349
New Jersey St Gen. Oblig. 5% 6/1/2026	8,150,000	8,150,000
New Jersey Trans Trust Fund Auth 5% 6/15/2026	385,000	385,341
New Jersey Trans Trust Fund Auth Series 2006 C, 0% 12/15/2026 (h)	225,000	221,359
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2026	400,000	400,326
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	450,000	450,245
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	12,000,000	12,046,632
Princeton NJ Gen. Oblig. BAN Series 2025B, 3.75% 12/17/2026	4,175,000	4,200,261
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	12,000,000	12,043,853
Summit N J Gen. Oblig. BAN 4% 7/16/2026	480,000	480,798
Union Cnty NJ Gen. Oblig. BAN 4% 6/11/2027 (g)	4,000,000	4,056,400
Union Cnty NJ Gen. Oblig. BAN Series 2025, 4% 6/12/2026	105,000	105,048
Verona Twp NJ Gen. Oblig. BAN Series 2026 A, 3.5% 2/24/2027	14,020,357	14,149,184
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	5,000,000	5,014,268
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	5,000,000	5,014,825
Westfield NJ Sch Dist BAN 4% 9/3/2026	2,475,000	2,482,160
Wood-Ridge Boro NJ Gen. Oblig. BAN 3.5% 2/19/2027	7,800,000	7,859,795
		255,040,110
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 5% 7/1/2026	260,000	260,484
Housing - 0.1%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,000,000	1,999,655
TOTAL NEW JERSEY		292,799,322
New Jersey,New York - 0.0%
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 209, 5% 7/15/2026	230,000	230,490
Port Auth NY & NJ Series 223, 5% 7/15/2026 (e)	115,000	115,311
Port Auth NY & NJ Series 230, 4% 12/1/2026	100,000	100,804
Port Auth NY & NJ Series 231, 5% 8/1/2026 (e)	130,000	130,408

TOTAL NEW JERSEY,NEW YORK		577,013
TOTAL MUNICIPAL SECURITIES (Cost $293,676,335)		293,676,335

Tender Option Bond - 16.9%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5088, 1.77% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	800,000	800,000
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 1.8% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	200,000	200,000
Arizona - 0.1%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 1.8% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 1.8% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	200,000	200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 1.8% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
TOTAL ARIZONA		800,000
Georgia,New Jersey - 0.3%
New Jersey Edl Facilities Auth Rev Participating VRDN Series 2023 XL0470, 1.6% 9/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,930,000	3,930,000
Illinois - 0.3%
Illinois Fin Auth Rev Rib Participating VRDN Series 2018 017, 1.82% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 1.8% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,400,000	3,400,000
TOTAL ILLINOIS		3,700,000
Mississippi - 0.0%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 1.8% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Missouri - 0.0%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 1.8% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
New Jersey - 13.9%
Middlesex Cnty NJ Impt Auth Lease Rev Gen. Oblig. Participating VRDN 1.6% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,200,000	3,200,000
Middlesex Cnty NJ Impt Auth Lease Rev Participating VRDN Series 2023 XF3123, 1.58% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	15,000,000	15,000,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9244, 1.75% 11/24/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	17,115,000	17,115,000
New Jersey Econ Dev Auth Participating VRDN 1.6% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,750,000	3,750,000
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 1.6% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,350,000	5,350,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 1.6% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,625,000	4,625,000
New Jersey Econ Dev Auth Rev Participating VRDN 1.6% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,165,000	8,165,000
New Jersey Health Care Participating VRDN 1.82% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,985,000	7,985,000
New Jersey Higher Ed Student Assistance Auth Participating VRDN Series 2020 XF0957, 1.63% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	715,000	715,000
New Jersey Hsg & Mtg Fin Agcy Participating VRDN Series 2024 BAML6022, 2.87% 10/1/2057 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,687,500	6,687,500
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN 1.59% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,015,000	8,015,000
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN Series 2019 XG0228, 1.6% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,955,000	2,955,000
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN Series 2025 ZF1979, 1.6% 10/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,525,000	7,525,000
New Jersey Trans Trust Fund Auth Participating VRDN 1.6% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,295,000	9,295,000
New Jersey Trans Trust Fund Auth Participating VRDN 1.6% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,250,000	4,250,000
New Jersey Trans Trust Fund Auth Participating VRDN 1.6% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	10,930,000	10,930,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 1.6% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,800,000	1,800,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 YX1283, 1.6% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,870,000	7,870,000
New Jersey Turnpike Authority Participating VRDN 1.6% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,995,000	3,995,000
New Jersey Turnpike Authority Participating VRDN 1.6% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,580,000	5,580,000
New Jersey Turnpike Authority Participating VRDN 1.6% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	14,600,000	14,600,000
New Jersey Turnpike Authority Participating VRDN Series 2023 ZF3172, 1.6% 1/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,000,000	5,000,000
New Jersey Turnpike Authority Participating VRDN Series 2024 XG0569, 1.6% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,800,000	6,800,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XX1405, 2.85% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,000,000	2,000,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XX1406, 2.85% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
NJ Hsg & Mtg Fin Agy Multi Fam Rev Participating VRDN Series 2023 YX1314, 1.59% 11/1/2033 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,510,000	6,510,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 2.85% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,500,000	9,500,000
Union CO NJ Solid Waste Participating VRDN Series 2017 ZF2479, 1.58% 6/15/2041 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,845,000	5,845,000
TOTAL NEW JERSEY		186,262,500
New Jersey,New York - 2.0%
Port Auth NY & NJ Participating VRDN 1.6% 12/1/2048 (Liquidity Facility Citibank NA) (b)(c)(e)	1,800,000	1,800,000
Port Auth NY & NJ Participating VRDN 1.63% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	495,000	495,000
Port Auth NY & NJ Participating VRDN Series 2022 023, 2.88% 11/15/2035 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,350,000	6,350,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 1.63% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	3,935,000	3,935,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 1.63% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	1,640,000	1,640,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 1.63% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	3,325,000	3,325,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 1.61% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,700,000	1,700,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 1.61% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	600,000	600,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 1.6% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	400,000	400,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 1.6% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	2,600,000	2,600,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 1.63% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	2,200,000	2,200,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1989, 1.63% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	600,000	600,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1991, 1.63% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	1,000,000	1,000,000
TOTAL NEW JERSEY,NEW YORK		26,645,000
New Mexico - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev Participating VRDN Series 2025 005, 1.82% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	600,000	600,000
New York - 0.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 1.8% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,100,000	2,100,000
North Carolina - 0.0%
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 1.8% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 1.8% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	200,000	200,000
Texas - 0.0%
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 1.8% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	500,000	500,000
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 1.8% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	100,000	100,000
TOTAL TEXAS		600,000
TOTAL TENDER OPTION BOND (Cost $227,037,500)		227,037,500

Variable Rate Demand Note - 40.8%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.1% 8/1/2063 VRDN (b)(e)	3,000,000	3,000,000
Florida - 1.7%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 1.64% 6/1/2045 VRDN (b)(e)	7,100,000	7,100,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 1.7% 12/1/2048 VRDN (b)(e)	200,000	200,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 1.64% 12/1/2046 VRDN (b)(e)	1,100,000	1,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 1.8% 12/1/2046 VRDN (b)(e)	300,000	300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 1.7% 5/1/2054 VRDN (b)(e)	7,300,000	7,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 1.65% 5/1/2054 VRDN (b)(e)	6,250,000	6,250,000
TOTAL FLORIDA		22,250,000
Iowa - 0.0%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 1.72% 7/1/2038 VRDN (b)(e)	200,000	200,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (b)	300,000	300,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (b)	100,000	100,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (b)	1,100,000	1,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (b)	100,000	100,000
TOTAL KANSAS		1,600,000
Kentucky - 0.3%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 1.75% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (b)(e)	1,800,000	1,800,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.2% 7/1/2060 VRDN (b)(e)	325,000	325,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.2% 8/1/2061 VRDN (b)(e)	1,300,000	1,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.15% 8/1/2061 VRDN (b)(e)	100,000	100,000
TOTAL KENTUCKY		3,525,000
New Jersey - 36.8%
Essex Cnty N J Impt Auth Multifamily Hsg Rev (Fern Preservation Urban Renewal Lp Proj.) 1.55% 12/1/2040, LOC Freddie Mac Non Gold Pool VRDN (b)	11,300,000	11,300,000
New Jersey Econom Dev Auth Rev (Cooper Health System Proj.) 1.55% 11/1/2038, LOC TD Bank NA VRDN (b)	49,700,000	49,700,000
New Jersey Health Care (Ahs Hospital Corp Proj.) 1.58% 7/1/2036, LOC Bank of America NA VRDN (b)	84,855,000	84,855,000
New Jersey Health Care (Ahs Hospital Corp Proj.) 1.58% 7/1/2036, LOC JPMorgan Chase Bank NA VRDN (b)	59,515,000	59,515,000
New Jersey Health Care (Rwj Barnabas Health Proj.) 2.2% 7/1/2061, LOC TD Bank NA VRDN (b)	48,850,000	48,850,000
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2026B 1, 2.2% 7/1/2061, LOC TD Bank NA VRDN (b)	40,100,000	40,100,000
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2026B4, 1.8% 7/1/2061 VRDN (b)	100,000,000	100,000,000
New Jersey Health Care (Virtua Health Proj.) 0.85% 7/1/2043, LOC TD Bank NA VRDN (b)	500,000	500,000
New Jersey Health Care (Virtua Health Proj.) 0.93% 7/1/2043, LOC TD Bank NA VRDN (b)	600,000	600,000
New Jersey Health Care (Virtua Health Proj.) 1% 7/1/2033, LOC Wells Fargo Bank NA VRDN (b)	32,930,000	32,930,000
New Jersey Health Care (Virtua Health Proj.) 1.7% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (b)	17,330,000	17,330,000
New Jersey Health Care (Virtua Health Proj.) 1.8% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (b)	16,160,000	16,160,000
Union Cnty Ind Pcf Auth Pcr (Exxon Capital Ventures Inc Proj.) 1.9% 7/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)	29,300,000	29,300,000
TOTAL NEW JERSEY		491,140,000
New Jersey,New York - 1.0%
Port Auth NY & NJ 1.62% 1/19/2027 VRDN (b)(d)(f)	6,400,000	6,400,000
Port Auth NY & NJ 1.62% 1/19/2027 VRDN (b)(d)(f)	4,400,000	4,400,000
Port Auth NY & NJ 1.62% 1/19/2027 VRDN (b)(d)(f)	3,100,000	3,100,000
TOTAL NEW JERSEY,NEW YORK		13,900,000
North Carolina - 0.4%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 1.8% 11/1/2033 VRDN (b)(e)	5,850,000	5,850,000
South Carolina - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 1.95% 3/1/2029 VRDN (b)(e)	2,200,000	2,200,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 1.95% 4/1/2031 VRDN (b)(e)	900,000	900,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 1.95% 8/1/2029 VRDN (b)(e)	800,000	800,000
TOTAL SOUTH CAROLINA		3,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $545,365,000)		545,365,000

Commercial Paper - 4.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
New Jersey Educational Facilities Authority 2.36% 6/2/2026 CP	2.36	28,250,000	28,250,000
New Jersey St Edl Facs Auth 2.34% 6/2/2026 CP	2.34	5,000,000	5,000,000
New Jersey St Edl Facs Auth 2.45% 7/7/2026 CP	2.45	26,000,000	26,000,000
TOTAL COMMERCIAL PAPER (Cost $59,250,000)			59,250,000

Money Market Funds - 14.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $194,623,010)	2.01	194,585,261	194,623,010

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $1,319,951,845)	1,319,951,845
NET OTHER ASSETS (LIABILITIES) - 1.5%	19,544,467
NET ASSETS - 100.0%	1,339,496,312

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,515,000 or 2.9% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 1.8% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 1.8% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 1.8% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 1.8% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	300,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 1.8% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	3,400,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 1.8% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 1.8% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	300,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9244, 1.75% 11/24/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/25/2025	17,115,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 1.8% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	2,100,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 1.8% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	200,000

Port Auth NY & NJ 1.62% 1/19/2027 VRDN	2/14/1992	6,400,000

Port Auth NY & NJ 1.62% 1/19/2027 VRDN	9/15/1997	3,100,000

Port Auth NY & NJ 1.62% 1/19/2027 VRDN	8/9/2002	4,400,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 1.8% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	600,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 1.8% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	500,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 1.8% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	189,413,188	153,859,721	148,649,899	2,181,224	-	-	194,623,010	194,585,261	5.2%
Total	189,413,188	153,859,721	148,649,899	2,181,224	-	-	194,623,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,125,328,835)	$1,125,328,835
Fidelity Central Funds (cost $194,623,010)	194,623,010

Total Investment in Securities (cost $1,319,951,845)		$1,319,951,845
Cash		27,942,957
Receivable for fund shares sold		4,495,920
Interest receivable		8,359,014
Distributions receivable from Fidelity Central Funds		336,053
Receivable from investment adviser for expense reductions		25,094
Other receivables		1,524
Total assets		1,361,112,407
Liabilities
Payable for investments purchased on a delayed delivery basis	$16,471,196
Payable for fund shares redeemed	4,671,362
Distributions payable	163,954
Accrued management fee	222,849
Other affiliated payables	86,734
Total liabilities		21,616,095
Net Assets		$1,339,496,312
Net Assets consist of:
Paid in capital		$1,339,352,889
Total accumulated earnings (loss)		143,423
Net Assets		$1,339,496,312

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($23,848,058 ÷ 23,853,653 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($652,408,330 ÷ 651,880,482 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($663,239,924 ÷ 662,467,368 shares)		$1.00
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$12,880,489
Income from Fidelity Central Funds		2,181,224
Total income		15,061,713
Expenses
Management fee	$1,310,988
Transfer agent fees	512,063
Independent trustees' fees and expenses	1,284
Miscellaneous	2,363
Total expenses before reductions	1,826,698
Expense reductions	(164,010)
Total expenses after reductions		1,662,688
Net Investment income (loss)		13,399,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,294
Total net realized gain (loss)		86,294
Net increase in net assets resulting from operations		$13,485,319
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,399,025	$30,010,836
Net realized gain (loss)	86,294	36,119
Net increase in net assets resulting from operations	13,485,319	30,046,955
Distributions to shareholders	(13,393,395)	(29,991,922)

Share transactions - net increase (decrease)	34,734,945	62,586,731
Total increase (decrease) in net assets	34,826,869	62,641,764

Net Assets
Beginning of period	1,304,669,443	1,242,027,679
End of period	$1,339,496,312	$1,304,669,443

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.009	.023	.030	.027	.003
Net realized and unrealized gain (loss)	- C	- C	(.001) D	- C	- C
Total from investment operations	.009	.023	.029	.027	.003
Distributions from net investment income	(.009)	(.023)	(.029)	(.027)	(.003)
Total distributions	(.009)	(.023)	(.029)	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return E,F	.94%	2.30%	2.99%	2.76%	.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42% I	.42%	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42% I	.42%	.42%	.42%	.42% I
Net investment income (loss)	1.88% I	2.28%	2.95%	2.73%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,848	$22,147	$21,706	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Institutional Class

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.010	.025	.032	.029	.008	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.010	.025	.032	.029	.008	- B
Distributions from net investment income	(.010)	(.025)	(.032)	(.029)	(.008)	- B
Total distributions	(.010)	(.025)	(.032)	(.029)	(.008)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.05%	2.53%	3.22%	2.99%	.79%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.20%	.18%	.10%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.20%	.18%	.10%
Net investment income (loss)	2.10% G	2.50%	3.17%	2.96%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$652,408	$627,460	$595,764	$401,895	$290,546	$209,900

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Premium Class

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.010	.024	.031	.028	.007	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.010	.024	.031	.028	.007	- B
Distributions from net investment income	(.010)	(.024)	(.031)	(.028)	(.007)	- B
Total distributions	(.010)	(.024)	(.031)	(.028)	(.007)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.00%	2.43%	3.12%	2.89%	.72%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.30%	.27%	.10%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.30%	.27%	.10%
Net investment income (loss)	2.00% G	2.40%	3.07%	2.86%	.92%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$663,240	$655,063	$624,558	$520,586	$492,831	$127,495

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Tax cost	$1,319,951,845

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New Jersey Municipal Money Market Fund	26,251.22
Institutional Class	158,393.05
Premium Class	327,419.10
	512,063

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Money Market Fund	14,825,000	100,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $160,352.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,658.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$222,343	$473,652
Institutional Class	6,641,846	14,284,701
Premium Class	6,529,206	15,233,569
Total	$13,393,395	$29,991,922
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	20,844,755	22,924,539	$20,844,755	$22,924,539
Reinvestment of distributions	193,452	430,520	193,452	430,520
Shares redeemed	(19,337,632)	(22,914,149)	(19,337,632)	(22,914,149)
Net increase (decrease)	1,700,575	440,910	$1,700,575	$440,910
Institutional Class
Shares sold	300,676,414	757,232,720	$300,676,414	$757,232,720
Reinvestment of distributions	6,181,771	12,929,254	6,181,771	12,929,254
Shares redeemed	(281,964,917)	(738,485,159)	(281,964,917)	(738,485,159)
Net increase (decrease)	24,893,268	31,676,815	$24,893,268	$31,676,815
Premium Class
Shares sold	223,493,451	416,751,890	$223,493,451	$416,751,890
Reinvestment of distributions	6,013,156	14,095,137	6,013,156	14,095,137
Shares redeemed	(221,365,505)	(400,378,021)	(221,365,505)	(400,378,021)
Net increase (decrease)	8,141,102	30,469,006	$8,141,102	$30,469,006
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850774.119
SNJ-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026